Summary of Significant Accounting Policies (Details) - Schedule of Changes Made to Affected Statements of Operations - USD ($)	3 Months Ended	10 Months Ended
	Mar. 31, 2024	Nov. 14, 2023
As Reported [Member]
Schedule of Changes Made to Affected Statements of Operations [Line Items]
Revenues	$ 3,283,099
Expenses
Production taxes, transportation and processing	428,280
Lease operating	3,123,525
Depletion, depreciation and amortization	476,074	$ 1,497,749
Accretion of asset retirement obligations	33,005
General and administrative	2,309,824
Total expenses	6,370,708
Operating income (loss)	(3,087,609)
Total other income (expenses)	(3,631,179)
Income (loss) before income taxes	(6,718,788)
Income tax provision	1,431,936
Net income (loss)	(5,286,852)	$ 4,970,863
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to EON Resources Inc.	$ (5,286,852)
Weighted average share outstanding, common stock - basic (in Shares)	5,235,131
Weighted average share outstanding, common stock -Diluted (in Shares)	5,235,131
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (1.01)
Net income (loss) per share of common stock –Diluted (in Dollars per share)	$ (1.01)
Adjustments [Member]
Schedule of Changes Made to Affected Statements of Operations [Line Items]
Revenues
Expenses
Production taxes, transportation and processing
Lease operating	(824,007)
Depletion, depreciation and amortization
Accretion of asset retirement obligations
General and administrative
Total expenses	(824,007)
Operating income (loss)	(824,007)
Total other income (expenses)
Income (loss) before income taxes	824,007
Income tax provision	(230,657)
Net income (loss)	593,350
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to EON Resources Inc.	$ 593,350
Weighted average share outstanding, common stock - basic (in Shares)	5,235,131
Weighted average share outstanding, common stock -Diluted (in Shares)	5,235,131
Net income (loss) per share of common stock – basic (in Dollars per share)	$ 0.11
Net income (loss) per share of common stock –Diluted (in Dollars per share)	$ 0.11
As Revised [Member]
Schedule of Changes Made to Affected Statements of Operations [Line Items]
Revenues	$ 3,283,099
Expenses
Production taxes, transportation and processing	428,280
Lease operating	2,299,518
Depletion, depreciation and amortization	476,074
Accretion of asset retirement obligations	33,005
General and administrative	2,309,824
Total expenses	5,546,701
Operating income (loss)	(2,263,602)
Total other income (expenses)	(3,631,179)
Income (loss) before income taxes	(5,894,781)
Income tax provision	1,201,279
Net income (loss)	(4,693,502)
Net income (loss) attributable to noncontrolling interests
Net income (loss) attributable to EON Resources Inc.	$ (4,693,502)
Weighted average share outstanding, common stock - basic (in Shares)	5,235,131
Weighted average share outstanding, common stock -Diluted (in Shares)	5,235,131
Net income (loss) per share of common stock – basic (in Dollars per share)	$ (0.9)
Net income (loss) per share of common stock –Diluted (in Dollars per share)	$ (0.9)